Document and Entity Information Document (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014
Document Information [Line Items]
Entity Registrant Name	Hexion U.S. Finance Corp.
Entity Central Index Key	0001315749
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	POS AM
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q4
Amendment Flag	false
Entity Common Stock, Shares Outstanding		82,556,847
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0